FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended 03/31/06
Institutional Investment Manager Filing this Report:
"Hays Advisory, LLC"
"301 Seven Springs Way, Suite 150"
"Brentwood, TN  37027"
Form 13F File Number: 28-10649
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the "report is authorized to submit it, that all information contained herein" "is true, correct and complete, and that it is understood that all" "required items, statements, schedules, lists, and tables, are considered" integral parts of this form.
Person signing this report on behalf of Reporting Manager:
Name:  Wendy Vasquez
Title:  Chief Compliance Officer
Phone:  615-467-6070
"Signature, Place, and Date of Signing:"
"Wendy L. Vasquez, Brentwood, TN  05/08/06"
Report Type:  13F Holdings Report

ITEM 1	ITEM 2	ITEM 3	ITEM 4	ITEM 5	ITEM 6			ITEM 7	ITEM 8
					INVESTMENT DISCRETION				VOTING AUTHORITY (SHARES)
ISSUER	CLASS	CUSIP	FAIR MKT VAL	SHARES	(A)	 (B)	( C)	MGR	(A)	(B)	( C)
"ACTIVISION, INC."	COMMON	004930202	192	"13,894"	X				"13,894"
ADOBE SYS INC COM	COMMON	00724F101	"52,411"	"1,499,589"	X				"1,499,589"
APACHE CORP COM	COMMON	037411105	"41,046"	"626,558"	X				"626,558"
APPLERA CORP COM APPL	COMMON	038020103	"27,829"	"1,025,401"	X				"1,025,401"
CAPITAL ONE FINL CORP	COMMON	14040H105	"35,545"	"441,440"	X				"441,440"
CAREMARK RX INC COM	COMMON	141705103	"54,644"	"1,111,103"	X				"1,111,103"
CERNER CORP COM	COMMON	156782104	"49,988"	"1,053,490"	X				"1,053,490"
COMMSCOPE INC. COM	COMMON	203372107	"4,440"	"155,522"	X				"155,522"
COSTCO WHSL CORP NEW	COMMON	22160K105	"43,779"	"808,328"	X				"808,328"
DANAHER CORP SHS BEN	COMMON	235851102	"43,549"	"685,278"	X				"685,278"
ELECTRONIC DATA SYS COM	COMMON	285661104	"42,683"	"1,590,850"	X				"1,590,850"
GARMIN LTD ORD	COMMON	G37260109	"48,737"	"613,584"	X				"613,584"
GENERAL DYNAMICS CORP	COMMON	369550108	"43,089"	"673,469"	X				"673,469"
GOLDMAN SACHS GROUP INC.	COMMON	38141G104	"54,628"	"348,035"	X				"348,035"
HARRIS CORP DEL COM	COMMON	413875105	"53,243"	"1,125,893"	X				"1,125,893"
INFORMATICA CORP COM	COMMON	45666Q102	"32,973"	"2,120,444"	X				"2,120,444"
ITT INDUSTRIES INC IND COM	COMMON	450911102	"48,516"	"862,976"	X				"862,976"
JABIL CIRCUIT INC COM	COMMON	466313103	"46,559"	"1,086,306"	X				"1,086,306"
LEGG MASON INC COM	COMMON	524901105	"45,473"	"362,822"	X				"362,822"
M&T BANK CORP	COMMON	55261F104	"40,378"	"353,754"	X				"353,754"
MARVELL TECHNOLOGY GROUP	COMMON	G5876H105	"43,951"	"812,398"	X				"812,398"
MCGRAW-HILL COMPANIES	COMMON	580645109	"49,974"	"867,304"	X				"867,304"
MONSANTO CO NEW COM	COMMON	61166W101	"52,925"	"624,488"	X				"624,488"
NETWORK APPLIANCE INC	COMMON	64120L104	"49,847"	"1,383,499"	X				"1,383,499"
POWERWAVE TECHNOLOGIES	COMMON	739363109	"27,179"	"2,014,719"	X				"2,014,719"
PRINCIPAL FINL GROUP	COMMON	74251V102	"46,605"	"955,024"	X				"955,024"
SONIC CORP COM	COMMON	835451105	"51,742"	"1,472,884"	X				"1,472,884"
SPRINT NEXTEL CORP COM	COMMON	852061100	"47,190"	"1,826,235"	X				"1,826,235"
UNITEDHEALTH GROUP IN	COMMON	91324P102	"38,110"	"682,239"	X				"682,239"
YAHOO INC COM	COMMON	984332106	"43,260"	"1,340,965"	X				"1,340,965"

		TOTAL	"1,260,485"

FORM 13 F
FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:  30
"Form 13F Information Table Value Total: 1,260,485"
List of Other Included Managers:  None